STATE STREET


April 23, 2009


VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:  Office of Filings, Information & Consumer Services

Re:  Henderson Global Funds (the "Trust")
     (File Nos. 333-62270 and 811-10399)
     ------------------------------------------------

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus dated April 20, 2009 for the Class A, Class B, Class C Shares for the Henderson Money Market Fund, the Prospectus dated April 20, 2009 for the Class Z Shares for the Henderson Money Market Fund and the Statement of Additional Information dated April 20, 2009 do not differ from those contained in Post-Effective Amendment No. 35 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 37 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on April 20, 2009 (Accession # 0000891804-09-001220).

If you have any questions concerning this filing, you may contact me at
(617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Vice President and Senior Counsel

cc: C. Yarbrough